Property and Equipment, net (Tables)	12 Months Ended
Jun. 30, 2024
Property and Equipment, net
Schedule of property and equipment, net

	As of June 30,
	2023	2024
	US$	US$

Electronic equipment, cost	2,763	66
Less: accumulated depreciation	(2,760)	(63)
Electronic equipment, net	3	3